Financial instruments fair value disclosures	6 Months Ended
Jun. 30, 2019
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Financial instruments fair value disclosures
2.5.14	Financial instruments fair value disclosures

2.5.14.1	Financial instruments not reported at fair value on balance sheet

The carrying and fair values of financial instruments that are not reported at fair value in the interim financial statements were as follows for the current and comparative periods:

(€’000)	As of June 30, 2019	As of December 31, 2018
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2,415	1,743
Other non-current assets	179	215
Trade receivables and other current assets	398	367
Short-term investments	0	9,197
Cash and cash equivalents	33,668	40,542

Total	36,660	52,065

For the above-mentioned financial assets, the carrying amount reported at balance sheet date is a reasonable approximation of their fair value.

(€’000)	As of June 30, 2019	As of December 31, 2018
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	368	510
Lease liabilities	4,566	1,136
RCA’s liability	3,466	3,140
Trade payables and other current liabilities	5,439	5,916

Total	13,838	10,702

For the above-mentioned financial liabilities, the carrying amount reported at balance sheet date is a reasonable approximation of their fair value.

2.5.14.2	Financial instruments reported at fair value on balance sheet

Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€’000)	Level I	Level II	Level III	Total
Assets
Short-term investments	—	—	—	—

Total Assets	—	—	—	—

Liabilities
Contingent consideration and other financial liabilities	—	—	24,781	24,781

Total Liabilities	—	—	24,781	24,781

The change in the balance is detailed as follows:

CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD
(€’000)	As of June 30, 2019	As of December 31, 2018
Opening balance contingent consideration and other financial liabilities at 1 January	25,187	19,583
Milestone payment	—	—
Fair value adjustment	(407)	5,604

Closing balance contingent consideration and other financial liabilities	24,781	25,187

The contingent consideration and other financial liabilities refer to the acquisition of our immune-oncology platform and corresponds to the fair value of the risk-adjusted future payments due to Celdara Medical, LLC and Dartmouth College. Its net decrease at balance sheet date is mainly due to the update in WACC used for fair value measurement purposes at interim reporting date. As stated in note 2.5.6, the fair-value adjustment is booked under the line “other income”.

The contingent consideration liability captures the commitments further disclosed under note 5.33 from our 2018 year-end financial statements.

Key assumptions driving the fair value are: i) 15.2% discount rate (WACC), ii) -25% sales long-term negative growth rate in the terminal value and iii) the probabilities of success (PoS) for our product candidates to get commercialized, which were, at 30 June 2019:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	84%	6.4%

Sensitivity analysis:

A variance in key assumptions gives rise to a proportionate impact in the contingent liability fair value computation, as detailed in our year-end financial statements (leveraged impact for the WACC driver, amortized impact for the sales long-term growth driver, linear impact for the PoS driver).